Statement to Securityholder

Ally Auto Receivables Trust 2010-2

Distribution Information	Deal Information

1. Distribution Summary	Deal:	Ally Auto Receivables Trust 2010-2

2. Factor Summary	Asset Type:	Consumer Retail

3. Interest Summary	Closing Date:	6/25/2010

4. Collections and Distributions	Bloomberg Ticker:	ALLYA 2010-2

5. Collateral Summary	Collection Period, Begin:	2/1/2012

	Collection Period, End:	2/29/2012

6. Charge-Off and Delinquency Rates	Determination Date:	3/12/2012

7. Credit Instruments	Distribution Date:	3/15/2012

ABS Investor Relations - Ally Financial Inc. as Servicer:

8. Performance Tests	Telephone:	(866) 710-4623

	E-Mail:	securitization@ally.com

The Class B Notes and the Class C Notes have not been registered under the United States Securities Act of 1933, as amended (the "Securities Act"), or the securities laws of any other jurisdiction. The Class B Notes and the Class C Notes are not transferable, other than to a qualified institutional buyer (as defined in Rule 144A) or pursuant to another exemption under the Securities Act, and subject to satisfaction of certain other provisions of the Indenture.

Statement to Securityholder

Ally Auto Receivables Trust 2010-2

1. Distribution Summary

Class	CUSIP	Initial Note Principal Balance	Beginning Note Principal Balance	Note Rate	Principal Distribution	Interest Distribution	Total Distribution (3) + (4) = (5)	Principal Carryover Shortfall	Interest Carryover Shortfall	Ending Note Principal Balance (1) - (3) - (6) = (8)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)
A-1	02005LAA2	250,000,000.00	0.00	0.58624	0.00	0.00	0.00	0.00	0.00	0.00
A-2	02005LAB0	257,000,000.00	0.00	0.89	0.00	0.00	0.00	0.00	0.00	0.00
A-3	02005LAC8	448,000,000.00	323,230,749.73	1.38	26,827,916.22	371,715.36	27,199,631.58	0.00	0.00	296,402,833.51
A-4	02005LAD6	182,800,000.00	182,800,000.00	2.09	0.00	318,376.67	318,376.67	0.00	0.00	182,800,000.00
B	02005LAE4	34,700,000.00	34,700,000.00	3.02	0.00	87,328.33	87,328.33	0.00	0.00	34,700,000.00
C	02005LAF1	28,400,000.00	28,400,000.00	3.51	0.00	83,070.00	83,070.00	0.00	0.00	28,400,000.00
Deal Totals		1,200,900,000.00	569,130,749.73		26,827,916.22	860,490.36	27,688,406.58	0.00	0.00	542,302,833.51

2. Factor Summary

(Amount per $1,000 of Original Principal)

Class	Beginning Note Pool Factor	Principal Distribution Factor	Interest Distribution Factor	Total Distribution Factor	Interest Carryover Shortfall Factor	Ending Note Pool Factor
A-1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	721.49720922	59.88374156	0.82972179	60.71346335	0.00000000	661.61346766
A-4	1,000.00000000	0.00000000	1.74166668	1.74166668	0.00000000	1,000.00000000
B	1,000.00000000	0.00000000	2.51666657	2.51666657	0.00000000	1,000.00000000
C	1,000.00000000	0.00000000	2.92500000	2.92500000	0.00000000	1,000.00000000

Statement to Securityholder

Ally Auto Receivables Trust 2010-2

Beginning Aggregate Note Pool Factor:	473.92018464
Ending Aggregate Note Pool Factor:	451.58034267

Beginning Reserve Account Balance Factor:	1,000.00000000
Reserve Account Draw, distributed to Noteholders, Factor:	0.00000000
Reserve Account Draw, distributed to Certificateholders, Factor:	0.00000000
Ending Reserve Account Balance Factor:	1,000.00000000

3. Interest Summary

Class	Accrual Methodology	Beginning Note Principal Balance	Note Rate	Target Interest Distribution	Actual Interest Distribution	Interest Shortfall Amount Allocated/(Repaid) (1) - (2) = (3)	Remaining Unpaid Interest Carryover Shortfall
				(1)	(2)	(3)
A-1	Actual/360	0.00	0.58624	0.00	0.00	0.00	0.00
A-2	30/360	0.00	0.89	0.00	0.00	0.00	0.00
A-3	30/360	323,230,749.73	1.38	371,715.36	371,715.36	0.00	0.00
A-4	30/360	182,800,000.00	2.09	318,376.67	318,376.67	0.00	0.00
Class A Totals		506,030,749.73		690,092.03	690,092.03	0.00	0.00

B	30/360	34,700,000.00	3.02	87,328.33	87,328.33	0.00	0.00
C	30/360	28,400,000.00	3.51	83,070.00	83,070.00	0.00	0.00
Deal Totals		569,130,749.73		860,490.36	860,490.36	0.00	0.00

Statement to Securityholder

Ally Auto Receivables Trust 2010-2

4. Collections and Distributions

Collections
Receipts During the Period	29,928,605.70
Administrative Purchase Payments	254,532.21
Warranty Payments	0.00
Liquidation Proceeds (Recoveries)	382,250.42
Other Fees or Expenses Paid	0.00
Total Collections	30,565,388.33

Beginning Reserve Account Balance	12,607,640.14
Total Available Amount	43,173,028.47

Distributions
Total Available Amount	43,173,028.47
Basic Servicing Fee	567,010.17
Aggregate Class A Interest Distributable Amount	690,092.03
First Priority Principal Distributable Amount	0.00
Aggregate Class B Interest Distributable Amount	87,328.33
Second Priority Principal Distributable Amount	0.00
Aggregate Class C Interest Distributable Amount	83,070.00
Third Priority Principal Distributable Amount	0.00
Reserve Account Deposit	12,607,640.14
Noteholders' Regular Principal Distributable Amount	26,827,916.22
Excess Total Available Amount to the Certificateholders	2,309,971.58

Other Fees or Expenses Accrued	0.00

Statement to Securityholder

Ally Auto Receivables Trust 2010-2

5. Collateral Summary

A. Balances

		Original Balance	Beginning Balance	Ending Balance
	Number of Receivables	52,986	39,226	38,449
Deal Totals	Aggregate Receivables Principal Balance	1,260,764,014.07	641,624,680.54	614,796,764.32
	Aggregate Amount Financed	1,363,845,283.16	680,412,199.10	651,278,263.78

There have been no receivables with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred.

B. Pool Composition - Weighted Averages

	Inception Weighted Average Coupon	Beginning Weighted Average Coupon	Ending Weighted Average Coupon	Inception Weighted Average Original Maturity	Beginning Weighted Average Original Maturity	Ending Weighted Average Original Maturity	Inception Weighted Average Remaining Maturity	Beginning Weighted Average Remaining Maturity	Ending Weighted Average Remaining Maturity
Deal Totals	3.03000000	2.76628709	2.75518930	65.31	65.67	65.70	60.44	40.77	39.85

C. Pool Composition - Prepayments

Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	0.75%	0.88%	0.80%	0.91%	0.96%	0.87%	0.90%	0.93%	1.04%	0.91%	1.24%	1.05%	1.13%	1.07%	1.10%	1.36%	1.27%	1.15%	1.22%	1.23%

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly	1.39%	1.24%

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly

Statement to Securityholder

Ally Auto Receivables Trust 2010-2

6. Charge-Off and Delinquency Rates

A. Current

	Charge-Off Rate			Delinquency Rate
	Average Receivables	Credit Repurchases	Loss Rate	Total Accounts	Accounts over 60	Percent Delinquent
Current	665,845,231.44	117,333.94	0.2115%	38,449	30	0.0780%
Preceding	696,488,573.30	85,068.53	0.1466%	39,226	30	0.0765%
Next Preceding	727,808,186.34	155,394.51	0.2562%	40,090	29	0.0723%
Three Month Average			0.2047%			0.0756%

B. Cumulative

	Aggregate Amount Financed	Cumulative Net Charge-Offs	Cumulative Loss Rate	Delinquency Stratification	Total Accounts	Total Balance
Totals	1,363,845,283.16	2,261,123.04	0.1658%	31 - 60 days	130	2,887,756.53
The information contained in this report is defined or determined in a manner consistent with the prospectus for Ally Auto Receivables Trust 2010-2 related to delinquencies, charge offs or uncollectible accounts.				61 - 90 days	25	509,428.90
There have been no material changes in determining delinquencies, charge-offs or uncollectible amounts.				> 90 days	5	141,754.72

				Bankruptcies	Total Accounts	Total Balance
				Prior Period[1]	215	3,925,185.62
				Current Period	12	193,533.48
1. Prior Period Bankruptcies reflect currently active accounts.				Inventory Charged Off[2]	14	100,574.72
2. Bankruptcy Inventory Charged Off includes both bankruptcies returned to active status and charge offs on prior period bankruptcies.				Ending Inventory	213	4,018,144.38

Statement to Securityholder

Ally Auto Receivables Trust 2010-2

7. Credit Instruments

A. Reserve Accounts

Account	Initial Balance	Beginning Balance	ADDITIONS	REDUCTIONS		Ending Balance	Required Cash Reserve Amount
				Draws	Releases
Cash Reserve	12,607,640.14	12,607,640.14	0.00	0.00	0.00	12,607,640.14	12,607,640.14

8. Performance Tests

Event of Default	All Tests Passed
Servicer Default	All Tests Passed
Overcollateralization Target reached?	YES
Initial Overcollateralization	59,864,014.07
Current Overcollateralization	72,493,930.81
Overcollateralization Target	72,493,930.81

There have been no material modifications, extensions or waivers relating to the terms of or fees, penalties or payments on, pool assets during the distribution period or that, cumulatively, have become material over time.

This Servicer Certificate relates only to AART 2010-2. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how AART 2010-2 will perform in the future.

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